LAND USE RIGHT (Details) (Land use rights, VanceInfo, USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 09, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Land use rights | VanceInfo
LAND USE RIGHT
Fair value at acquisition date	$ 24,393
Remaining useful life	49 years
Amortization expense		$ 509	$ 71	$ 0